Other Financial Assets - Summary of Stock at Fair Value Through Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
KDDI CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	¥ 1,296,639	¥ 1,268,762
NIPPON TELEGRAPH AND TELEPHONE CORPORATION [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	320,073	286,385
MS&AD Insurance Group Holdings, Inc. [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	216,053	209,318
HO TAI MOTOR CO, LTD [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	156,014	142,002
Renesas Electronics Corporation [Member]
Disclosure of doubtful accounts for other financial assets [Line items]
Financial assets at fair value through other comprehensive income	¥ 143,543	¥ 107,423